Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

The results of the discontinued operations of metallic part for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Year ended March 31,
	2015	2016	2017
Net sales	$1	$—	$—

Loss from discontinued operations, before income taxes	$(348)	$—	$—
Income taxes	—	—	—
Loss from discontinued operations, after income taxes	$(348)	$—	$—